PROPERTY, PLANT AND EQUIPMENT, Plant and Equipment (Details) - USD ($)	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Plant and Equipment [Abstract]
Plant and equipment	$ 26,195	$ 3,982	$ 3,895	$ 991
At Cost [Member]
Plant and Equipment [Abstract]
Plant and equipment	36,426	5,401	30,045
Accumulated Depreciation and Impairment [Member]
Plant and Equipment [Abstract]
Plant and equipment	$ (10,231)	$ (1,419)	$ (26,150)